Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Summary of Changes in Asset Retirement Obligations

The following table presents the changes in the asset retirement obligations for the years ended December 31, 2014, 2013, and 2012:

	2014	2013	2012
	(in thousands)
Asset retirement obligations at beginning of period	$101,436	$93,031	$83,696
Liabilities added from acquisitions or drilling	5,815	2,116	5,967
Liabilities removed upon sale of wells	—	—	(1,795)
Liabilities settled	(651)	(20)	(91)
Accretion expense	5,773	4,988	4,458
Revision of estimates	329	1,321	796
Asset retirement obligations at end of period	$112,702	$101,436	$93,031